Income Taxes Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 15, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes
Cash consideration			$ 3,902	$ 0	$ 0
Variance from federal statutory rate due to income (loss) from non-controlling interests, perecent			19.77%	(5.12%)	(33.35%)
Reserve for payment of tax obligation, interest and penatly			$ 7	$ 1	$ 1
Increases in tax positions for current years			10	0	$ 0
Net deferred tax assets			95
Net deferred tax liabilities				170
Deferred tax assets, net of valuation allowance, increase			265
Deferred tax assets, increase due to allowance for loan loss reserves			127
Deferred tax assets, capital loss carryforwards, increase			27
Deferred tax liabilities, debt write-down, decrease			44
Deferred tax liabilities, mark to market, decrease			30
Valuation allowance			38	44
Federal operating loss carryforward			78
Net current federal and foreign income tax payable			29	96
Current tax receivable			18	103
United Kingdom operations
Income taxes
Foreign net operating loss carryforward from United Kingdom operations			13	15
Puerto Rico operations
Income taxes
Foreign net operating loss carryforward from United Kingdom operations			2	2
United Kingdom and Puerto Rico operations [Member]
Income taxes
Valuation allowance			16	18
State
Income taxes
Valuation allowance			22	26
State operating loss carryforward			556	500
Current tax receivable			19	$ 7
OneMain
Income taxes
Increases in tax positions for current years			6
OneMain
Income taxes
Cash consideration	$ 4,500	$ 4,478
Goodwill acquired that is deductible for tax purposes			1,400
Benefit from for income taxes for acquisition-related costs			$ 6